Common Stock Warrants (Details Narrative)		6 Months Ended		12 Months Ended
	Sep. 24, 2021 USD ($) $ / shares shares	Jun. 30, 2022 shares	Oct. 28, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Warrants purchase | shares				11,011,650
Warrant term			5 years
Exercise price of warrants | $ / shares			$ 0.25	$ 0.10	$ 0.25
Common stock exercise price | $ / shares	$ 0.1023
Stock option, call option value	$ 358,017
Stock-based compensation				$ 102,991
Unamortized debt issuance expense				$ 255,026
Proceeds from equity securities			$ 1,502,330
Sale of stock | shares			150,233
Number of warrants to purchase common stock | shares			7,511,650	3,500,000	3,500,000
Warrants outstanding value				$ 2,164,995
Measurement Input, Price Volatility [Member]
Warrants outstanding measurement input				3.05
Measurement Input, Share Price [Member]
Warrants outstanding measurement input				0.002882
Series A Preferred Stock [Member]
Sale of stock | shares		0	150,233	0
Warrant [Member]
Volatility rate	197.00%			197.00%	305.00%
AJB Capital Investments LLC [Member] | Purchase Agreement [Member]
Warrants purchase | shares	2,000,000
Debt instrument, face value	$ 705,000
Warrant term	3 years
Exercise price of warrants | $ / shares	$ 0.50
Promissory Note [Member] | AJB Capital Investments LLC [Member]
Warrants purchase | shares	1,500,000
Debt instrument, face value	$ 750,000
Warrant term	3 years
Exercise price of warrants | $ / shares	$ 0.25
Promissory Note [Member] | AJB Capital Investments LLC [Member] | Purchase Agreement [Member]
Warrants purchase | shares	2,000,000
Debt instrument, face value	$ 705,000
Warrant term	3 years
Exercise price of warrants | $ / shares	$ 0.50